Revenue Classes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Disaggregation of Revenue

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows (in thousands of Korean Won):

		For the Three months Ended
		March 31, 2019		March 31, 2018
Products	e-Navigation	￦	321,898	￦	173,092
	Smart Ship		236,767		75,909

Projects	e-Navigation		721,665		931,992
	Smart Ship		-		128,489
Total		￦	1,280,330	￦	1,309,482

Selected financial information for the Company’s operating revenue for disaggregated revenue purposes by revenue source are as follows (in thousands of Korean Won):

		December 31, 2018		December 31, 2017
Products	e-Navigation	￦	1,367,203	￦	1,128,948
	Smart Ship		246,460		342,950
Projects	e-Navigation		1,889,183		1,734,111
	Smart Ship		1,086,358		766,102
Total		￦	4,589,201	￦	3,972,111